Significant Accounting Policies - Schedule of Disaggregation of Revenues (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2019 INR (₨)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₨ 585,845
Fixed-price contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	349,985
Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	221,316
India [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	30,999
Americas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	323,659
Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	146,190
Rest of the World [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	84,997
IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	563,336
IT services [member] | Fixed-price contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	343,809
IT services [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	219,527
IT services [member] | India [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14,880
IT services [member] | Americas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	321,547
IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	143,950
IT services [member] | Rest of the World [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	82,959
Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14,544
Products [member] | India [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,154
Products [member] | Americas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,112
Products [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,240
Products [member] | Rest of the World [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,038
India State Run Enterprise (ISRE) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,965
India State Run Enterprise (ISRE) [member] | Fixed-price contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,176
India State Run Enterprise (ISRE) [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,789
India State Run Enterprise (ISRE) [member] | India [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,965
Rendering of Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	571,301
Rendering of Services [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	563,336
Rendering of Services [member] | India State Run Enterprise (ISRE) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,965
Sales of Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14,544
Sales of Products [member] | Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14,544
Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14,544
Products [member] | Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14,544
Banking Financial Services and Insurance (BFSI) [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	173,516
Banking Financial Services and Insurance (BFSI) [member] | IT services [member] | Fixed-price contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	89,378
Banking Financial Services and Insurance (BFSI) [member] | IT services [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	84,138
Banking Financial Services and Insurance (BFSI) [member] | IT services [member] | India [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,868
Banking Financial Services and Insurance (BFSI) [member] | IT services [member] | Americas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	98,428
Banking Financial Services and Insurance (BFSI) [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	46,856
Banking Financial Services and Insurance (BFSI) [member] | IT services [member] | Rest of the World [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	24,364
Banking Financial Services and Insurance (BFSI) [member] | Rendering of Services [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	173,516
Healthcare and Lifesciences (HLS) [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	73,942
Healthcare and Lifesciences (HLS) [member] | IT services [member] | Fixed-price contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	53,462
Healthcare and Lifesciences (HLS) [member] | IT services [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	20,480
Healthcare and Lifesciences (HLS) [member] | IT services [member] | India [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,295
Healthcare and Lifesciences (HLS) [member] | IT services [member] | Americas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	57,204
Healthcare and Lifesciences (HLS) [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,591
Healthcare and Lifesciences (HLS) [member] | IT services [member] | Rest of the World [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,852
Healthcare and Lifesciences (HLS) [member] | Rendering of Services [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	73,942
Consumer Business Unit (CBU) [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	88,797
Consumer Business Unit (CBU) [member] | IT services [member] | Fixed-price contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	50,425
Consumer Business Unit (CBU) [member] | IT services [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	38,372
Consumer Business Unit (CBU) [member] | IT services [member] | India [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,006
Consumer Business Unit (CBU) [member] | IT services [member] | Americas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	59,262
Consumer Business Unit (CBU) [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	17,636
Consumer Business Unit (CBU) [member] | IT services [member] | Rest of the World [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,893
Consumer Business Unit (CBU) [member] | Rendering of Services [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	88,797
Energy, Natural Resources and Utilities (ENU) [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	72,329
Energy, Natural Resources and Utilities (ENU) [member] | IT services [member] | Fixed-price contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	51,799
Energy, Natural Resources and Utilities (ENU) [member] | IT services [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	20,530
Energy, Natural Resources and Utilities (ENU) [member] | IT services [member] | India [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,690
Energy, Natural Resources and Utilities (ENU) [member] | IT services [member] | Americas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	22,739
Energy, Natural Resources and Utilities (ENU) [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	29,795
Energy, Natural Resources and Utilities (ENU) [member] | IT services [member] | Rest of the World [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	18,105
Energy, Natural Resources and Utilities (ENU) [member] | Rendering of Services [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	72,329
Technology segment [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	76,108
Technology segment [member] | IT services [member] | Fixed-price contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	47,055
Technology segment [member] | IT services [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	29,053
Technology segment [member] | IT services [member] | India [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,392
Technology segment [member] | IT services [member] | Americas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	54,679
Technology segment [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	16,441
Technology segment [member] | IT services [member] | Rest of the World [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,596
Technology segment [member] | Rendering of Services [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	76,108
Manufacturing Segment [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	46,155
Manufacturing Segment [member] | IT services [member] | Fixed-price contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	31,843
Manufacturing Segment [member] | IT services [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14,312
Manufacturing Segment [member] | IT services [member] | India [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,534
Manufacturing Segment [member] | IT services [member] | Americas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21,541
Manufacturing Segment [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	18,211
Manufacturing Segment [member] | IT services [member] | Rest of the World [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,869
Manufacturing Segment [member] | Rendering of Services [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	46,155
Communications (COMM) [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	32,489
Communications (COMM) [member] | IT services [member] | Fixed-price contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	19,847
Communications (COMM) [member] | IT services [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12,642
Communications (COMM) [member] | IT services [member] | India [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,095
Communications (COMM) [member] | IT services [member] | Americas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,694
Communications (COMM) [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,420
Communications (COMM) [member] | IT services [member] | Rest of the World [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14,280
Communications (COMM) [member] | Rendering of Services [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₨ 32,489